Schedule of Weighted-Average Assumptions Used to Determine Net Periodic Benefit Cost (Detail)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Compensation And Retirement Disclosure [Abstract]
Discount rate	1.875%	2.00%
Rate of return on plan assets	1.875%	2.00%
Rate of compensation increase	2.00%	1.50%